Cover	Dec. 09, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-38818
Entity Registrant Name	CARLOTZ, INC.
Entity Central Index Key	0001759008
Entity Tax Identification Number	83-2456129
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3301 W. Moore St.
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	(804)
Local Phone Number	510-0744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LOTZ
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	LOTZW
Security Exchange Name	NASDAQ